LEASES (Tables)	12 Months Ended
Jul. 31, 2016
Leases [Abstract]
Schedule of rental expense

	2016	2015	2014
Minimum rental expense	$1,726,528	$1,726,481	$1,732,220
Contingent rental expense	825,695	777,637	732,220
	2,552,223	2,504,118	2,464,440
Sublease rental income	6,341,145	6,566,297	5,985,195
Excess of sublease income over expense	$3,788,922	$4,062,179	$3,520,755

Schedule of future minimum non-cancelable rental commitments
Operating
Fiscal Year	Leases
2017	$1,724,004
2018	1,731,609
2019	1,731,609
2020	1,731,609
2021	1,693,185
After 2021	12,937,071
Total required	$21,549,087

*	Minimum payments have not been reduced by minimum sublease rentals of $30,480,467 under operating leases due in the future under non-cancelable leases.